SUBSEQUENT EVENTS (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) shares
SUBSEQUENT EVENTS
Issue of common share | shares	131,347
Gross proceeds from issue of share | $	$ 145